Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended
	Jan. 01, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Jun. 30, 2026	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026	Jun. 30, 2026
C000246534
Account Value [Line Items]
Line Graph and Table Measure Name					Federated Hermes Total Return Bond ETF at NAV
Accumulated Value	$ 10,000	$ 10,041	$ 10,071	$ 10,615		$ 10,274	$ 10,553	$ 10,699	$ 10,941	$ 11,083	$ 11,060	$ 11,152
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	9,973	9,980	10,498		10,177	10,460	10,586	10,801	10,920	10,915	10,987
FEDERATED INDEX: Bloomberg US Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg US Universal Index
Accumulated Value	10,000	10,002	10,021	10,542		10,254	10,527	10,674	10,901	11,031	11,015	11,117
FEDERATED INDEX: Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name					Lipper Core Bond Funds Average
Accumulated Value	$ 10,000	$ 9,989	$ 10,012	$ 10,527		$ 10,213	$ 10,486	$ 10,624	$ 10,844	$ 10,952	$ 10,940	$ 11,028